Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
REVENUES
Net pool revenues (note 12a)	$ 28,246	$ 51,217	$ 108,535	$ 258,356
Time-charter revenues (note 12a)	24,681	23,276	85,102	68,884
Voyage charter revenues	25,397	23,176	94,881	59,750
Other revenues (note 4)	12,914	11,885	41,994	40,359
Total revenues	91,238	109,554	330,512	427,349
Voyage expenses (note 12a)	(18,303)	(14,638)	(61,488)	(36,488)
Vessel operating expenses (note 12a)	(40,958)	(44,783)	(131,949)	(136,245)
Time-charter hire expense	(5,835)	(11,335)	(27,459)	(47,964)
Depreciation and amortization	(24,328)	(25,888)	(73,652)	(78,576)
General and administrative expenses (note 12a)	(7,622)	(8,214)	(24,875)	(27,188)
Loss on sale of vessels (note 13)	(7,926)	(7,903)	(12,495)	(14,323)
(Loss) income from operations	(13,734)	(3,207)	(1,406)	86,565
Interest expense	(7,299)	(6,809)	(21,681)	(22,421)
Interest income	305	18	744	70
Realized and unrealized gain (loss) on derivative instruments (note 8)	390	3,629	(709)	(7,902)
Equity (loss) income (note 5)	(274)	567	(27,174)	6,416
Other (expense) income (note 9)	(1,768)	562	(5,918)	(3,985)
Net (loss) income	$ (22,380)	$ (5,240)	$ (56,144)	$ 58,743
Per common share amounts (note 14)
- Basic (loss) earnings per share (usd per share)	$ (0.12)	$ (0.03)	$ (0.31)	$ 0.35
- Diluted (loss) earnings per share (usd per share)	(0.12)	(0.03)	(0.31)	0.35
- Cash dividends declared (usd per share)	$ 0.03	$ 0.06	$ 0.09	$ 0.15
Weighted-average number of Class A and Class B common stock outstanding (note 14)
- Basic (shares)	179,224,094	170,059,360	178,853,698	169,967,796
- Diluted (shares)	179,224,094	170,059,360	178,853,698	170,233,915